Schedule of Investments (unaudited)	iShares® Latin America 40 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 38.9%
Ambev SA, ADR	13,973,271	$28,645,206
B3 SA - Brasil Bolsa Balcao	17,565,779	32,177,166
Banco do Brasil SA	9,074,783	43,360,128
CCR SA	3,144,776	6,548,218
Centrais Eletricas Brasileiras SA	3,273,971	20,996,379
Localiza Rent a Car SA	2,715,744	20,404,152
Natura & Co. Holding SA	2,687,015	7,469,672
NU Holdings Ltd.(a)	7,697,503	99,220,814
Petroleo Brasileiro SA, ADR	5,892,568	85,383,310
Rede D’Or Sao Luiz SA(b)	3,262,013	15,872,123
Telefonica Brasil SA, ADR NVS	1,096,231	9,000,056
Vale SA, Class B, ADR	11,500,040	128,455,447
WEG SA	4,652,521	35,113,837
		532,646,508
Chile — 5.8%
Banco de Chile	137,551,188	15,349,078
Banco Santander Chile, ADR	493,972	9,301,493
Cencosud SA	4,039,594	7,619,446
Empresas CMPC SA	3,494,938	6,573,551
Empresas Copec SA	1,155,939	8,905,539
Enel Americas SA	61,092,215	5,686,922
Falabella SA(a)	2,463,111	7,593,098
Sociedad Quimica y Minera de Chile SA, ADR(c)	452,313	18,431,755
		79,460,882
Colombia — 1.9%
Bancolombia SA, ADR	357,532	11,673,420
Ecopetrol SA, ADR	779,378	8,721,240
Interconexion Electrica SA ESP	1,407,733	6,172,520
		26,567,180
Mexico — 26.9%
America Movil SAB de CV	64,692,432	55,056,637
Arca Continental SAB de CV	1,471,453	14,429,811
Cemex SAB de CV, NVS	47,940,445	30,685,029
Fibra Uno Administracion SA de CV	8,909,744	10,947,857
Fomento Economico Mexicano SAB de CV	5,777,272	62,155,805
Grupo Bimbo SAB de CV, Series A	4,705,764	16,618,716
Grupo Carso SAB de CV, Series A1	1,715,357	11,791,380
Grupo Financiero Banorte SAB de CV, Class O	7,853,555	61,197,201
Grupo Mexico SAB de CV, Series B	9,862,119	53,048,982
Wal-Mart de Mexico SAB de CV	15,470,721	52,648,652
		368,580,070
Peru — 4.7%
Credicorp Ltd.	215,216	34,720,797
Southern Copper Corp.	272,127	29,318,963
		64,039,760

Total Common Stocks — 78.2%
(Cost: $1,152,562,055)		1,071,294,400
Security	Shares	Value

Preferred Stocks

Brazil — 19.8%
Banco Bradesco SA, Preference Shares, ADR	16,822,694	$37,682,835
Gerdau SA, Preference Shares, ADR	4,392,657	14,495,768
Itau Unibanco Holding SA, Preference Shares, ADR(c)	15,346,804	89,625,335
Itausa SA, Preference Shares, NVS	17,604,273	30,925,021
Petroleo Brasileiro SA, Preference Shares, ADR	7,274,093	99,218,629
		271,947,588

Total Preferred Stocks — 19.8%
(Cost: $353,304,058)		271,947,588

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 08/20/24)(a)	27,440	44,178

Total Rights — 0.0%
(Cost: $—)		44,178

Total Long-Term Investments — 98.0%
(Cost: $1,505,866,113)		1,343,286,166

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	920,100	920,376
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	6,180,000	6,180,000

Total Short-Term Securities — 0.5%
(Cost: $7,100,376)		7,100,376

Total Investments — 98.5%
(Cost: $1,512,966,489)		1,350,386,542

Other Assets Less Liabilities — 1.5%		20,070,037

Net Assets — 100.0%		$1,370,456,579

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,741,021	$—	$(2,819,521	)(a)	$(1,124)	$—	$920,376	920,100	$21,289	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,050,000	—	(4,870,000	)(a)	—	—	6,180,000	6,180,000	56,319		—
					$(1,124)	$—	$7,100,376		$77,608		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Bclear MSCI Brazil Index	298	09/20/24	$15,540	$10,603
Mexican BOLSA Index	364	09/20/24	10,615	15,073
				$25,676

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,071,294,400	$—	$—	$1,071,294,400
Preferred Stocks	271,947,588	—	—	271,947,588
Rights	44,178	—	—	44,178
Short-Term Securities
Money Market Funds	7,100,376	—	—	7,100,376
	$1,350,386,542	$—	$—	$1,350,386,542
Derivative Financial Instruments(a)
Assets
Equity Contracts	$25,676	$—	$—	$25,676

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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